Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 23,177,834	$ 23,122,864	$ 23,346,174
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	390,345	508,875	493,710
Share-based compensation expense	1,591,703	1,295,073	4,073,933
Noncash operating lease expense	266,851	237,533	220,286
Loss on disposal of long-lived assets	39,572	888	2,032
Credit for expected credit losses	(99,945)		(10,218)
Deferred income taxes	(1,278,141)	636,521	(329,195)
Foreign currency remeasurement	(9,273,042)	395,051	102,681
Changes in operating assets and liabilities:
Trade receivables (including related party amounts of $68,642, ($459,314), and $0 as of June 30, 2026, 2025 and 2024, respectively)	1,728,433	198,681	(2,917,998)
Inventories	1,318,698	1,208,783	(728,747)
Prepaid expenses and other current assets	178,262	(790,452)	(165,598)
Other assets	(79,295)	(29,704)	4,930
Lease liability	(298,475)	(254,463)	(222,509)
Trade payables (including related party amounts of ($74,428), $74,428, and $0 as of June 30, 2026, 2025, and 2024, respectively)	(664,941)	94,802	(309,278)
Accrued and other current liabilities	1,207,282	1,532,384	349,917
Income tax payable	(5,298,712)	(861,282)	(160,048)
Net cash provided by operating activities	12,906,429	27,295,554	23,750,072
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for property, plant and equipment	(1,057,747)	(190,593)	(3,650,070)
Purchases of short term investments	(157,963,322)	(132,753,678)	(97,670,746)
Proceeds from settlement and maturities of short term investments	133,384,397	102,326,312	82,069,463
Net cash used in investing activities	(25,636,672)	(30,617,959)	(19,251,353)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(1,669,075)	(1,693,879)	(1,590,532)
Repurchase of ordinary shares		(173,965)	(497,659)
Net cash used in financing activities	(1,669,075)	(1,867,844)	(2,088,191)
Effect of exchange rate fluctuations on cash and cash equivalents	10,251,061	(45,802)	(152,001)
Net (decrease) increase in cash and cash equivalents	(4,148,257)	(5,236,051)	2,258,527
Cash and cash equivalents at beginning of period	18,063,210	23,299,261	21,040,734
Cash and cash equivalents at end of period	13,914,953	18,063,210	23,299,261
Cash paid for income taxes
United States Federal	297,601
International	15,867,759	10,204,429	10,280,394
Cash paid for income taxes	16,165,360	10,204,429	10,280,394
Supplemental disclosure of non-cash investing and financing activity:
Recognition of new lease at commencement	1,313,710		186,482
Ordinary shares issued upon exercise of performance rights	$ 2,067,107	$ 51,062	$ 11,611,515